STATEMENT OF OPERATIONS (Parenthetical) - Class B Common Stock [Member] - shares	May 20, 2020	Feb. 12, 2020
Earnings Per Share, Basic and Diluted [Abstract]
Number of shares subject to forfeiture (in shares)		1,350,000
Founder Shares [Member]
Earnings Per Share, Basic and Diluted [Abstract]
Number of shares subject to forfeiture (in shares)	1,350,000	1,350,000
Stock dividend issued (in shares)	1,725,000
Shares issued (in shares)	10,350,000